NOTES PAYABLE (Tables) - Ensysce Biosciences, Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SCHEDULE OF DEBT

The following table provides a summary of the Company’s outstanding debt as of June 30, 2021:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2020 promissory notes	$100,000	$6,722	$—	$106,722
2021 promissory notes	350,000	9,333	—	359,333
Total	$450,000	$16,055	$—	$466,055

The following table provides a summary of the Company’s outstanding debt as of December 31, 2020:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$28,671	$—	$128,671
2018 convertible notes	3,500,000	727,905	(783,124)	3,444,781
2020 promissory notes	100,000	1,694	—	101,694
2020 convertible notes	700,000	29,726	(159,790)	569,936
Total	$4,400,000	$787,996	$(942,914)	$4,245,082

The following table provides a summary of the Company’s outstanding debt as of December 31, 2020:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$28,671	$-	$128,671
2018 convertible notes	3,500,000	727,905	(783,124)	3,444,781
2020 promissory notes	100,000	1,694	-	101,694
2020 convertible notes	700,000	29,726	(159,790)	569,936
Total	$4,400,000	$787,996	$(942,914)	$4,245,082

The following table provides a summary of the Company’s outstanding debt as of December 31, 2019:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$23,658	$-	$123,658
2018 convertible notes	3,200,000	382,452	(1,084,703)	2,497,749
Total	$3,300,000	$406,110	$(1,084,703)	$2,621,407

SCHEDULE OF CONVERTIBLE DEBT

The table below summarizes the conversion of each class of notes payable:

	Immediately prior to merger
Note series	Principal	Interest	Carrying value of debt converted	Shares of common stock issued	Outstanding debt, June 30, 2021
2015 Convertible Note	$100,000	$31,151	$131,151	15,116	$—
2018 Convertible Notes	3,500,000	901,466	4,401,466	1,259,837	—
2020 Convertible Notes	700,000	64,438	764,438	77,000	—
2021 Convertible Note	50,000	2,082	52,082	6,015	—
Total	$4,350,000	$999,137	$5,349,137	1,357,968	$—

SCHEDULE OF INTEREST EXPENSE DEBT

The interest expense recognized for notes payable was as follows:

	Three months ended		Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Stated interest accrual	$117,817	$88,068	$227,197	$171,507
Debt discount amortization	771,556	113,647	945,969	359,857
Total	$889,373	$201,715	$1,173,166	$531,364